CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (Parenthetical) - Common Class B [Member] - shares	Jan. 19, 2022	Nov. 30, 2021	Jan. 19, 2021	Dec. 31, 2022	Dec. 31, 2021
Number of shares issued during the period	345,000	1,725,000	345,000
Over-Allotment Option [Member]
Shares subject to forfeiture				1,125,000	1,125,000